Retirement-Related Benefits (Details 6) (USD $) In Millions, unless otherwise specified							12 Months Ended						12 Months Ended																																																																								12 Months Ended						12 Months Ended
	Dec. 31, 2012 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2011 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2010 Defined Benefit Pension Plans U.S. Plan(s)	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Equity securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Equity securities	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Equity commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Government and related	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Corporate bonds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Mortgage and asset-backed securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Mortgage and asset-backed securities	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Fixed income commingled/ mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Insurance contracts	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Insurance contracts	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Cash and short-term investments	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Hedge funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Hedge funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Private equity	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Private equity	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Private real estate	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Private real estate	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Derivatives	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Other commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity securities	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Equity commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Cash and short-term investments	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Derivatives	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 1 Other commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Equity commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Equity commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Government and related	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Corporate bonds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Mortgage and asset-backed securities	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Mortgage and asset-backed securities	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Insurance contracts	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Insurance contracts	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Cash and short-term investments	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Cash and short-term investments	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Hedge funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Hedge funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Derivatives	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Derivatives	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Other commingled/mutual funds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 2 Other commingled/mutual funds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Government and related	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Government and related	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Corporate bonds	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Corporate bonds	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Corporate bonds	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private equity	Dec. 31, 2012 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2011 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2010 Defined Benefit Pension Plans Non-U.S. Plans Level 3 Private real estate	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s)	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Equity commingled/mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Government and related	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Corporate bonds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Mortgage and asset-backed securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Fixed income commingled/ mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Cash and short-term investments	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Hedge funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private equity	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private real estate	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Private real estate	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Derivatives	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Equity commingled/mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Fixed income commingled/ mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Private equity	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 1 Derivatives	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity commingled/mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Equity commingled/mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Government and related	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Corporate bonds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Mortgage and asset-backed securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Fixed income commingled/ mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Cash and short-term investments	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Cash and short-term investments	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Hedge funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Derivatives	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 2 Derivatives	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Government and related	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Government and related	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Corporate bonds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Corporate bonds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Mortgage and asset-backed securities	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Fixed income commingled/ mutual funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Hedge funds	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private equity	Dec. 31, 2012 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2011 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2010 Qualified PPP (Qualified defined benefit pension plans) U.S. Plan(s) Level 3 Private real estate	Dec. 31, 2012 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2010 Nonpension Postretirement Plans U.S. Plan(s)	Dec. 31, 2012 Nonpension Postretirement Plans U.S. Plan(s) Level 1 Cash	Dec. 31, 2011 Nonpension Postretirement Plans U.S. Plan(s) Level 1 Cash	Dec. 31, 2012 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2010 Nonpension Postretirement Plans Non-U.S. Plans	Dec. 31, 2012 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Government and related fixed income securities and corporate bonds	Dec. 31, 2011 Nonpension Postretirement Plans Non-U.S. Plans Level 2 Government and related fixed income securities and corporate bonds
Fair value of plan assets, before unsettled transaction				$ 38,124	$ 35,425		$ 6,395	$ 6,427	$ 7,779	$ 7,991	$ 9,054	$ 8,575	$ 1,883	$ 1,447	$ 9	$ 36	$ 8,096	$ 7,209	$ 1,019	$ 988	$ 507	$ 506	$ 646	$ 417	$ 353	$ 262	$ 609	$ 580	$ 857	$ 864	$ 919	$ 123	$ 6,757	$ 6,890	$ 6,395	$ 6,426	$ 138	$ 240	$ 78	$ 72	$ 134	$ 145	$ 0	$ (2)	$ 12	$ 9	$ 30,325	$ 27,557	$ 7,641	$ 7,751	$ 8,978	$ 8,479	$ 1,878	$ 1,409	$ 9	$ 36	$ 8,018	$ 7,136	$ 1,019	$ 988	$ 373	$ 361	$ 646	$ 417	$ 856	$ 866	$ 907	$ 114	$ 1,042	$ 977		$ 76	$ 96	$ 5	$ 39		$ 353	$ 262		$ 609	$ 580		$ 54,072	$ 51,586	$ 15,163	$ 13,629	$ 2,652	$ 1,909	$ 12,951	$ 15,134	$ 8,510	$ 7,398	$ 968	$ 883	$ 1,226	$ 1,223	$ 3,442	$ 2,675	$ 2,159	$ 1,853	$ 4,085	$ 4,098	$ 2,861	$ 2,790	$ 56	$ (6)	$ 15,650	$ 14,207	$ 15,161	$ 13,618	$ 96	$ 32	$ 155	$ 262	$ 244	$ 286	$ 0	$ (6)	$ 10	$ 30,390	$ 29,446	$ 1	$ 11	$ 2,556	$ 1,877	$ 12,945	$ 15,105	$ 8,499	$ 7,387	$ 922	$ 838	$ 804	$ 715	$ 3,198	$ 2,390	$ 1,402	$ 1,140	$ 62	$ (15)	$ 8,032	$ 7,932		$ 6	$ 29	$ 11	$ 12	$ 45	$ 45		$ 267	$ 246		$ 756	$ 713		$ 4,085	$ 4,098		$ 2,861	$ 2,790
Net unsettled transactions, relating primarily to purchases and sales of plan assets				(66)	(62)																																																																														(442)	(368)
Fair Value of Plan Assets	53,630	51,218	50,259	38,058	35,362	35,722																											6,757	6,890													30,325	27,557																					1,042	977	720	76	96	5	39	11	353	262	176	609	580	533	53,630	51,218																							15,650	14,207												30,390	29,446																			8,032	7,932	7,786	6	29	11	12	45	45	56	267	246	221	756	713	624	4,085	4,098	4,251	2,861	2,790	2,634	433	38	35	433	38	119	112	120	119	112
Value of IBM common stock included in plan assets							40	35																																																																													113	132
Percentage of IBM stock included in plan assets (as a percent)							0.10%	0.10%																																																																													0.20%	0.30%
Value of IBM corporate bonds included in plan assets													$ 2																																																																														$ 6	$ 13
Percentage of IBM corporate bonds included in plan assets (as a percent)													0.004%																																																																														0.01%	0.03%